                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2009

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas S. Gayner
Title:   Chief Investment Officer
Phone:   804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner          Richmond, VA                11/6/2009
------------------------      ----------------------      -------------------
[Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total:  $ 1,371,183
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
---     --------------------     ----
 1      28-6056                  Markel Gayner Asset Management Corporation

                              Markel Corporation
                                   FORM 13F
                              September 30, 2009

                                                                                                           Voting Authority
                                                                                                        ----------------------
                                                          Value   Shares/  Sh/ Put/  Invstmt    Other
       Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call  Dscretn   Managers   Sole   Shared  None
----------------------------- ---------------- --------- -------- -------- --- ---- ---------  -------- -------- ------ ------
3M Company                    COM              88579y101     2214    30000 SH       Sole                   30000
                                                             4162    56400 SH       Defined    01          54000          2400
Abbott Laboratories           COM              002824100     1469    29700 SH       Defined    01          29000           700
Accenture                     COM              G1151C101      373    10000 SH       Sole                   10000
                                                             4167   111800 SH       Defined    01         100000         11800
Aflac                         COM              001055102     4488   105000 SH       Sole                  105000
Alleghany Corporation         COM              017175100     1078     4161 SH       Sole                    4161
Altria                        COM              02209S103     2078   116700 SH       Defined    01         114500          2200
American Express              COM              025816109      339    10000 SH       Sole                   10000
                                                            13166   388370 SH       Defined    01         339000         49370
Automatic Data Processing     COM              053015103    12242   311500 SH       Defined    01         305700          5800
Bank of America               COM              060505104    12005   709489 SH       Defined    01         655000         54489
Bank of New York Mellon Corp  COM              064058100       88     3019 SH       Sole                    3019
                                                             5880   202830 SH       Defined    01         184907         17923
Berkshire Hathaway Class B    COM              084670207    25594     7702 SH       Sole                    7702
                                                            78808    23716 SH       Defined    01          22298          1418
Berkshire Hathaway, Inc.      COM              084670108    27775      275 SH       Sole                     275
                                                            62923      623 SH       Defined    01            585            38
Brookfield Asset Management   COM              112585104     6813   300000 SH       Sole                  300000
                                                            63623  2801539 SH       Defined    01        2590548        210991
Brown & Brown                 COM              115236101     3449   180000 SH       Sole                  180000
                                                             3557   185628 SH       Defined    01         185628
Brown Forman Class A          COM              115637100    14497   283860 SH       Defined    01         281000          2860
Brown-Forman Class B          COM              115637209     3422    70965 SH       Defined    01          70250           715
CME Group Inc                 COM              12572q105      308     1000 SH       Sole                    1000
                                                             3882    12595 SH       Defined    01          12000           595
Campbell Soup Co              COM              134429109     1155    35400 SH       Defined    01          35000           400
Carmax                        COM              143130102     3344   160000 SH       Sole                  160000
                                                           108103  5172406 SH       Defined    01        4803070        369336
Caterpillar Inc               COM              149123101    12129   236300 SH       Defined    01         230000          6300
Charles Schwab                COM              808513105     9676   505300 SH       Defined    01         505000           300
Cintas Corp                   COM              172908105     2122    70000 SH       Defined    01          70000
Coca Cola Co                  COM              191216100     1176    21900 SH       Defined    01          17000          4900
Comcast                       COM              20030N101     1090    64600 SH       Defined    01                        64600
Costco                        COM              22160K105      282     5000 SH       Sole                    5000
                                                              544     9650 SH       Defined    01           8000          1650
DENTSPLY                      COM              249030107     1050    30400 SH       Defined    01          30000           400
Diageo PLC                    COM              25243Q205    20199   328500 SH       Sole                  328500
                                                            57115   928858 SH       Defined    01         861500         67358
Disney                        COM              254687106     5492   200000 SH       Sole                  200000
                                                            35461  1291383 SH       Defined    01        1202500         88883
Emerson Electric              COM              291011104     7026   175300 SH       Defined    01         158000         17300
Enterprise GP Holdings        COM              293716106      296    10000 SH       Sole                   10000
                                                             4650   157200 SH       Defined    01         150000          7200
Exxon Corporation             COM              30231G102    13708   199800 SH       Sole                  199800
                                                            12651   184393 SH       Defined    01         170000         14393
Fairfax Financial Holdings
  Ltd                         COM              303901102   103604   279459 SH       Sole                  279459
Federated Investors           COM              314211103      264    10000 SH       Sole                   10000
                                                             4377   166000 SH       Defined    01         165000          1000
Fidelity National Financial   COM              31620R105     7070   468850 SH       Sole                  468850
                                                            19362  1283950 SH       Defined    01        1194150         89800
Forest City Enterprises Class COM              345550107    11289   844367 SH       Defined    01         812400         31967
Fortune Brands                COM              349631101     1105    25700 SH       Defined    01          25000           700
General Dynamics              COM              369550108    25383   392921 SH       Defined    01         370000         22921
General Electric              COM              369604103     4844   295000 SH       Sole                  295000
                                                            55038  3351893 SH       Defined    01        3160000        191893
Heritage Crystal Clean Inc    COM              42726M106      296    23200 SH       Defined    01          23200
Home Depot                    COM              437076102      533    20000 SH       Sole                   20000

                              Markel Corporation
                                   FORM 13F
                              September 30, 2009

                                                                                                           Voting Authority
                                                                                                        ----------------------
                                                          Value   Shares/  Sh/ Put/  Invstmt    Other
       Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call  Dscretn   Managers   Sole   Shared  None
----------------------------- ---------------- --------- -------- -------- --- ---- ---------  -------- -------- ------ ------
                                                            25674   963736 SH       Defined    01         900000         63736
ITC Holdings Corp             COM              465685105     1954    43000 SH       Defined    01          43000
Illinois Tool Works           COM              452308109    10380   243029 SH       Defined    01         220000         23029
Intel                         COM              458140100     1174    60000 SH       Sole                   60000
                                                             3803   194342 SH       Defined    01         170000         24342
International Business
  Machine                     COM              459200101     1196    10000 SH       Sole                   10000
                                                             1262    10550 SH       Defined    01          10000           550
International Game Technology COM              459902102     5370   250000 SH       Sole                  250000
                                                            19352   900928 SH       Defined    01         820000         80928
Investors Title Company       COM              461804106     7495   228850 SH       Defined    01         213300         15550
Johnson and Johnson           COM              478160104    17049   280000 SH       Sole                  280000
                                                            15697   257795 SH       Defined    01         242200         15595
Leucadia National Corp        COM              527288104     8736   353400 SH       Defined    01         345000          8400
Lowes                         COM              548661107     1989    95000 SH       Sole                   95000
                                                             4299   205300 SH       Defined    01         170000         35300
Manpower Inc.                 COM              56418H100      397     7000 SH       Sole                    7000
                                                             4140    73000 SH       Defined    01          73000
Marriott International        COM              571903202     5003   181347 SH       Sole                  181347
                                                            34211  1239991 SH       Defined    01        1098162        141829
McDonalds                     COM              580135101     1763    30900 SH       Defined    01          26000          4900
McGraw-Hill Companies         COM              580645109     4902   195000 SH       Defined    01         195000
Microsoft                     COM              594918104     1098    42690 SH       Defined    01          30000         12690
Nike                          COM              654106103     3248    50200 SH       Defined    01          50000           200
Northern Trust Corp           COM              665859104     8142   140000 SH       Defined    01         140000
NuStar GP Holdings            COM              67059L102    14540   586300 SH       Defined    01         576500          9800
Patterson Companies Inc.      COM              703395103     1090    40000 SH       Defined    01          40000
Paychex                       COM                             302    10400 SH       Defined    01          10000           400
Pepsico                       COM              713448108     1994    34000 SH       Defined    01          33300           700
Philip Morris International   COM              718172109     5688   116700 SH       Defined    01         114500          2200
Plum Creek Lumber MLP         COM              729251108     4596   150000 SH       Sole                  150000
                                                             6321   206300 SH       Defined    01         200000          6300
Pool Corp                     COM              73278L105      778    35000 SH       Defined    01          35000
Procter & Gamble              COM              742718109     1008    17400 SH       Defined    01          17000           400
RLI Corporation               COM              749607107    32672   619016 SH       Defined    01         598636         20380
SAP Aktiengesellschaft        COM              803054204     4765    97500 SH       Defined    01          95000          2500
SL Green Corp                 COM              78440x101     2092    47700 SH       Defined    01          45000          2700
Schlumberger                  COM              806857108     3397    57000 SH       Defined    01          56000          1000
State Street Corp             COM              857477103     2125    40400 SH       Defined    01          40400
Sysco Corp                    COM              871829107     2112    85000 SH       Sole                   85000
                                                            17910   720707 SH       Defined    01         640000         80707
T.Rowe Price                  COM              74144T108      503    11000 SH       Sole                   11000
                                                             8203   179500 SH       Defined    01         179000           500
United Parcel Service         COM              911312106     3926    69520 SH       Sole                   69520
                                                            36026   637970 SH       Defined    01         583480         54490
W.P. Carey                    COM              92930Y107    24361   860500 SH       Defined    01         845200         15300
Wal-Mart Stores               COM              931142103     5715   116425 SH       Sole                  116425
                                                            36621   746005 SH       Defined    01         673575         72430
Walgreen                      COM              931422109     4768   127260 SH       Defined    01         125000          2260
Washington Post Co            COM              939640108     2528     5400 SH       Defined    01           5200           200
Washington Real Estate
  Investm                     COM              939653101    11735   407475 SH       Defined    01         390300         17175
White Mountains               COM              G9618E107    11544    37600 SH       Sole                   37600
                                                            17162    55900 SH       Defined    01          55900
Level 3 Communications        CONV             52729NBM1    29531 25000000 PRN      Sole                25000000